Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Total revenues	$ 40,466,000	$ 34,414,000
Cost of Revenue [Abstract]
Total cost of revenues	21,294,000	16,461,000
Gross profit	19,172,000	17,953,000
Operating Expenses [Abstract]
Research and development	13,258,000	14,014,000
Sales and marketing	12,324,000	10,710,000
Impairment of intangible assets	7,164,000
Operating expenses	47,443,000	37,667,000
General and administrative expenses	14,697,000	12,943,000
Loss from operations	(28,271,000)	(19,714,000)
Other income (expenses):
Loss on debt extinguishment	(646,000)	0
Debt issuance costs	(2,389,000)
Revaluation of debt	(300,000)
Interest expense, net	(2,167,000)	(1,965,000)
Other income, net	613,000	2,148,000
Loss from continuing operations before income taxes	(33,160,000)	(19,531,000)
Income tax benefit	(113,000)	(728,000)
Net loss from continuing operations	(33,047,000)	(18,803,000)
Loss from discontinued operations (net of tax)		(156,000)
Net income (loss)	(33,047,000)	(18,959,000)
Net loss attributable to non-controlling interests	(632,000)	(1,300,000)
Net income (loss)	(33,047,000)	(18,959,000)
Deemed dividend from accretion of Series D-1 preferred stock	(2,684,000)	(2,511,000)
Net loss attributable to common stockholders	$ (35,099,000)	$ (20,170,000)
Net loss per share from continuing operations, basic	$ (3.11)	$ (2.2)
Net loss per share from continuing operations, diluted	(3.11)	(2.2)
Net loss per share from discontinued operations, basic	0	(0.02)
Net loss per share from discontinued operations, diluted	$ 0	$ (0.02)
Weighted average shares outstanding of ordinary share, basic (in Shares)	11,285,170	9,101,819
Weighted Average Number of Shares Outstanding, Diluted	11,285,170	9,101,819
Basic net income (loss) per share (in Dollars per share)	$ (3.11)	$ (2.22)
Diluted net income (loss) per share, Class B ordinary share (in Dollars per share)	$ (3.11)	$ (2.22)
Product [Member]
Revenues [Abstract]
Total revenues	$ 34,283,000	$ 28,848,000
Cost of Revenue [Abstract]
Total cost of revenues	15,223,000	12,049,000
Service [Member]
Revenues [Abstract]
Total revenues	6,183,000	5,566,000
Cost of Revenue [Abstract]
Total cost of revenues	6,071,000	4,412,000
Movella INC [Member]
Other income (expenses):
Net income (loss)	(32,415,000)	(17,659,000)
PATHFINDER ACQUISITION CORPORATION [Member]
Operating Expenses [Abstract]
General and administrative expenses	7,920,300	1,367,321
General and administrative expenses—related party	120,000	110,000
Loss from operations	(8,040,300)	(1,477,321)
Other income (expenses):
Change in fair value of derivative warrant liabilities	3,870,000	9,997,500
Gain from settlement of deferred underwriting commissions	345,800
Offering costs associated with derivative warrant liabilities		(575,330)
Income from investments held in Trust Account	3,607,935	28,452
Net income (loss)	(216,565)	7,973,301
PATHFINDER ACQUISITION CORPORATION [Member] | Class A Ordinary Shares [Member]
Other income (expenses):
Net loss attributable to common stockholders	$ (173,252)	$ 6,201,121
Weighted average shares outstanding of ordinary share, basic (in Shares)	32,500,000	28,136,986
Weighted Average Number of Shares Outstanding, Diluted	32,500,000	28,136,986
Basic net income (loss) per share (in Dollars per share)	$ (0.01)	$ 0.22
Diluted net income (loss) per share, Class B ordinary share (in Dollars per share)	$ (0.01)	$ 0.22
PATHFINDER ACQUISITION CORPORATION [Member] | Class B Ordinary Shares [Member]
Other income (expenses):
Net loss attributable to common stockholders	$ (43,313)	$ 1,772,180
Weighted average shares outstanding of ordinary share, basic (in Shares)	8,125,000	8,041,096
Weighted Average Number of Shares Outstanding, Diluted	8,125,000	8,125,000
Basic net income (loss) per share (in Dollars per share)	$ (0.01)	$ 0.22
Weighted average shares outstanding of Class B ordinary share (in Shares)	8,125,000	8,125,000
Diluted net income (loss) per share, Class B ordinary share (in Dollars per share)	$ (0.01)	$ 0.22